Related Party Transactions - Schedule of Due from Related Parties (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Total due from related parties		$ 101,906
Huaniaoyuan Catering Management (Changzhou) Co. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total due from related parties		$ 101,906